UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2010 to September 30, 2010

Item 1:                   Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (95.4%)
Aerospace & Defense (1.0%)
$800	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)§	(BB, Ba3)	07/01/18	8.500	$874,000
975	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	756,844
175	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)§	(CCC-, Ca)	04/01/17	9.750	104,562
					1,735,406
Auto Loans (1.1%)
1,775	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B+, Ba3)	12/15/16	8.000	2,008,894

Auto Parts & Equipment (2.4%)
300	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(BB-, Ba2)	01/15/17	9.250	330,000
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B-, B3)	03/01/17	7.875	498,125
800	American Tire Distributors, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $107.31)‡	(CCC+, B2)	06/01/17	9.750	856,000
675	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(CCC, Caa1)	03/15/18	10.625	750,937
1,075	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11 @ $101.67)	(CCC, Caa1)	08/15/14	10.000	1,021,250
650	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(B+, B3)	10/15/17	9.500	669,500
150	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)§	(B+, B1)	05/15/16	10.500	170,625
					4,296,437
Banks (1.0%)
78	Ally Financial, Inc., Global Subordinated Notes	(CCC+, B3)	12/31/18	8.000	80,925
1,200	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	02/12/15	8.300	1,311,000
475	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	03/15/20	8.000	520,125
					1,912,050
Beverages (1.1%)
1,250	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.81)‡	(B-, Caa1)	10/01/14	9.625	1,268,750
225	Constellation Brands, Inc., Company Guaranteed Notes§	(BB, Ba3)	12/15/14	8.375	249,469
525	Constellation Brands, Inc., Company Guaranteed Notes§	(BB, Ba3)	09/01/16	7.250	561,094
					2,079,313
Building & Construction (0.6%)
468	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	236,340
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC-, Caa2)	01/15/16	6.250	327,500
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(CC, Caa3)	02/15/14	7.500	178,750
350	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $100.00)	(CC, Caa3)	12/15/12	7.625	280,000
					1,022,590
Building Materials (2.7%)
850	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)	(CCC, Caa2)	03/01/14	11.250	892,500
975	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $100.00)	(B-, Caa1)	07/01/13	10.500	989,625
300	Dayton Superior Corp., Company Guaranteed Notesø^	(D, Caa3)	06/15/09	13.000	0
1,050	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)§	(B+, B2)	11/01/14	11.375	1,123,500
875	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88)‡	(B, B3)	04/15/15	9.750	897,969
114	Norcraft Capital Corp., Global Senior Discount Notes	(CCC, Caa1)	09/01/12	9.750	107,445

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building Materials
$675	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)	(B-, B2)	12/15/15	10.500	$708,750
125	Texas Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/15 @ $104.63)‡	(B, B3)	08/15/20	9.250	130,312
					4,850,101
Chemicals (4.4%)
450	CF Industries, Inc., Company Guaranteed Notes	(BB+, B1)	05/01/20	7.125	493,313
1,125	Cognis GmbH, Rule 144A, Senior Secured Notes#‡	(B, B2)	09/15/13	2.292	1,127,812
600	Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.12)‡	(B+, B2)	07/15/17	9.500	649,500
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡§	(B, B2)	05/15/15	9.000	419,500
1,300	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25)‡§	(CCC, Caa3)	02/15/16	8.500	1,106,625
300	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba3)	11/01/17	8.000	328,500
425	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(CCC-, Caa1)	12/01/14	9.750	437,750
437	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)§	(CCC-, B2)	06/15/14	12.500	495,995
150	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.48)§	(B, B2)	11/15/13	8.875	154,125
175	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	249,064
800	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	822,000
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/11 @ $102.25)‡	(CCC+, Caa2)	08/15/14	9.000	650,625
625	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19)‡	(B+, B1)	10/01/17	8.250	642,187
425	Vertellus Specialties, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $104.69)‡	(B, B1)	10/01/15	9.375	442,000
					8,018,996
Computer Hardware (0.5%)
1,000	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	966,250

Consumer Products (1.0%)
650	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡§	(CCC, Caa2)	10/01/12	10.250	640,250
250	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B+, B3)	04/01/18	8.250	260,000
850	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	912,688
					1,812,938
Consumer/Commercial/Lease Financing (2.6%)
142	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/13	7.000	143,006
212	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/14	7.000	212,917
537	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/15	7.000	536,043
354	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/16	7.000	350,437
496	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/17	7.000	487,514
1,150	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	1,233,375
500	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	8.750	537,500
100	International Lease Finance Corp., Series MTN, Senior Unsecured Notes	(BB+, B1)	06/01/14	5.650	97,500
1,075	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(B+, Ba3)	04/15/17	10.250	1,112,625
					4,710,917

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Department Stores (0.3%)
$500	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa2)	10/15/15	10.375	$527,500

Diversified Capital Goods (3.3%)
250	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	251,875
575	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	623,875
625	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)§	(B, B3)	02/15/18	9.000	642,187
575	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $100.00)#‡	(B, B2)	12/15/13	4.167	529,000
700	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	705,250
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(CCC+, B3)	06/01/17	7.375	710,000
625	Mueller Water Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/15 @ $104.38)‡§	(B+, B1)	09/01/20	8.750	659,375
200	Pinafore, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $104.50)‡	(B+, B1)	10/01/18	9.000	211,000
450	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	456,750
625	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	675,000
550	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡§	(B-, B3)	12/15/17	9.750	594,000
					6,058,312
Electric - Generation (4.9%)
800	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡§	(B+, B1)	07/31/20	7.875	826,000
100	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, Caa2)	06/01/15	7.500	79,250
925	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, Caa2)	05/01/16	8.375	726,125
1,075	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	782,062
800	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/19	7.200	570,000
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	1,161,000
268	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	283,118
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	205,500
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	438,281
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	582,313
700	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/15 @ $104.13)‡	(BB-, B1)	09/01/20	8.250	725,375
2,650	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	1,749,000
1,300	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	858,000
					8,986,024
Electric - Integrated (1.0%)
200	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	04/15/16	9.750	231,000
1,000	The AES Corp., Global Senior Unsecured Notes§	(BB-, B1)	10/15/17	8.000	1,085,000
550	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	591,250
					1,907,250
Electronics (0.8%)
850	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B-, B2)	03/15/18	10.125	909,500
75	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94)§	(CCC+, Caa1)	10/15/14	7.875	78,000
525	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC+, B2)	03/01/16	8.125	540,750
					1,528,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production (4.6%)
$475	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)§	(B, B3)	11/01/16	8.250	$489,250
175	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	189,438
900	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)§	(B, B2)	10/15/17	8.375	932,625
475	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	535,562
300	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(B+, B1)	06/15/19	7.250	308,250
600	Hilcorp Finance Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	625,500
725	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $103.88)‡	(B, B2)	02/01/21	7.750	734,969
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13)	(B-, Caa3)	12/15/14	8.250	420,750
425	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)§	(BB-, B2)	06/15/16	10.375	467,500
925	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B+, B3)	06/01/15	7.875	973,562
425	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	469,794
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	658,594
200	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	197,500
475	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $102.25)	(B-, Caa2)	12/15/14	6.750	439,375
525	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)§	(BB-, B3)	06/01/17	7.125	522,375
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, Ba3)	02/01/14	7.000	477,000
					8,442,044
Environmental (0.8%)
925	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(B+, B2)	07/15/14	11.000	1,017,500
450	EnergySolutions LLC, Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.38)‡	(BB-, B3)	08/15/18	10.750	487,125
					1,504,625
Food & Drug Retailers (0.6%)
650	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	563,875
425	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	456,344
					1,020,219
Food - Wholesale (1.2%)
1,100	NBTY, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/14 @ $104.50)‡	(B, B3)	10/01/18	9.000	1,160,500
950	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	1,011,750
					2,172,250
Forestry & Paper (2.2%)
1,450	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notesø	(D, NR)	06/15/11	7.750	192,125
388	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)§	(B+, Caa1)	10/15/14	7.125	374,420
800	NewPage Corp., Global Secured Notes (Callable 05/01/11 @ $100.00)§	(CCC-, Caa2)	05/01/12	10.000	413,000
1,050	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	955,500
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63)‡	(BB, Ba2)	11/15/17	7.250	716,730
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58)	(B, B2)	04/01/15	7.750	761,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Forestry & Paper
$675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	$610,031
75	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/11 @ $102.28)§	(B, B2)	08/01/14	9.125	75,563
					4,098,619
Gaming (5.4%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)‡ø	(NR, NR)	12/15/14	9.375	205,375
1,550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11 @ $100.00)‡§	(CCC+, Caa3)	08/01/13	8.000	1,426,000
140	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B3)	11/15/19	7.250	97,300
400	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/11 @ $102.75)‡	(B, B2)	06/15/15	8.250	548,811
375	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	1,931
1,300	Greektown Superholdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/13 @ $106.50)‡	(NR, NR)	07/01/15	13.000	1,405,625
475	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	197,125
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	1,150,000
625	Majestic Star Casino Capital Corp., Senior Secured Notesø	(D, NR)	10/15/10	9.500	378,125
1,100	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)§	(B, B2)	07/15/14	12.625	1,122,000
350	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88)‡	(B, B3)	04/30/14	7.750	428,844
850	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)§	(B, B3)	08/15/17	10.750	902,063
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	1,185
1,400	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/10 @ $104.50)‡	(B+, B2)	11/15/15	9.000	1,272,250
675	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/11 @ $102.28)‡	(B+, B1)	09/15/14	9.125	687,656
					9,824,290
Gas Distribution (3.0%)
600	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/11 @ $102.42)	(NR, Ba3)	05/20/15	7.250	624,000
525	El Paso Corp., Senior Unsecured Notes§	(BB-, Ba3)	06/01/18	7.250	568,479
2,250	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	2,379,375
525	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B+, Ba3)	03/01/16	8.250	553,875
200	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.29)	(B+, Ba3)	12/15/14	6.875	205,000
350	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(BB-, B1)	04/15/18	8.750	379,750
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B1)	07/01/16	8.250	690,625
					5,401,104
Health Facilities (5.3%)
800	Alere Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	828,000
455	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)§	(B, Caa1)	11/01/15	9.875	486,281
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)§	(B-, B3)	10/15/17	10.000	388,063
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)§	(B-, Caa1)	10/15/17	11.625	391,562
725	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	772,125
2,325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	2,522,625
100	HCA, Inc., Global Senior Secured Notes (Callable 08/15/14 @ $103.94)	(BB, Ba3)	02/15/20	7.875	109,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Facilities
$475	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	01/15/15	6.375	$476,187
400	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba2)	01/15/16	7.000	417,000
425	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 04/01/11 @ $101.17)	(BB+, Ba2)	04/01/14	7.000	435,891
300	Omega Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable 10/15/15 @ $103.38)‡	(BB+, Ba2)	10/15/22	6.750	297,938
500	Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94)‡	(CCC+, Caa1)	04/15/17	9.875	496,250
850	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ $104.44)	(BB-, B1)	07/01/19	8.875	942,437
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	4.134	237,875
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	176,969
687	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	11.250	715,742
					9,694,820
Health Services (2.4%)
450	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @105.44)‡	(B+, B3)	04/15/17	10.875	466,875
825	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	849,750
1,100	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	1,179,750
150	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	161,250
550	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	591,250
1,125	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14 @ $103.88)‡	(B+, B3)	09/15/18	7.750	1,161,562
					4,410,437
Hotels (0.5%)
475	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	518,344
425	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 05/15/13 @ $104.50)§	(BB+, Ba1)	05/15/17	9.000	476,531
					994,875
Household & Leisure Products (0.3%)
550	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $100.00)§	(B-, Caa1)	01/15/13	8.500	564,438

lnvestments & Misc. Financial Services (0.2%)
400	SSI Co-Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/14 @ $105.56)‡	(B-, Caa1)	06/01/18	11.125	441,000

Leisure (0.6%)
350	Magnum Management Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $104.56)‡	(B-, B2)	08/01/18	9.125	369,250
775	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(CCC+, B3)	11/15/15	8.875	803,094
					1,172,344
Machinery (1.1%)
700	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	752,500
450	Cleaver-Brooks, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.13)‡	(B, B2)	05/01/16	12.250	466,312
500	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	541,250
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	251,563
					2,011,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Broadcast (1.8%)
$515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC-, Caa2)	08/15/14	10.500	$477,019
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)§	(B, B2)	12/15/17	9.250	213,000
675	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	723,938
46	CMP Susquehanna Corp., Global Company Guranteed Notes	(NR, Ca)	05/15/14	3.272	32,660
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)	(B-, B2)	09/15/14	8.625	547,250
950	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡§	(B, B3)	04/15/17	8.875	995,125
300	Sinclair Television Group, Inc., Rule 144A, Senior Notes (Callable 10/15/14 @ $104.19)‡	(B-, B2)	10/15/18	8.375	303,750
925	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(D, NR)	01/15/14	8.750	9
					3,292,751
Media - Cable (5.4%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, B3)	01/15/14	9.375	1,186,844
150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	159,375
600	Cablevision Systems Corp., Senior Unsecured Notes§	(B+, B1)	04/15/20	8.000	648,750
694	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	827,794
1,450	CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/15 @ $104.06)‡	(B, B2)	04/30/20	8.125	1,544,250
600	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡§	(B-, B3)	11/15/17	8.625	636,000
1,050	CSC Holdings LLC, Global Senior Unsecured Notes§	(BB, Ba3)	02/15/19	8.625	1,186,500
600	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	642,750
1,150	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	1,227,625
475	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	488,062
225	Mediacom Capital Corp., Global Unsecured Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/19	9.125	234,000
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡	(BB-, B1)	12/01/17	8.125	287,716
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56)	(B+, Ba3)	08/15/16	9.125	161,250
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19)§	(B+, Ba3)	10/15/19	8.375	551,250
					9,782,166
Media - Diversified (1.4%)
1,800	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	1,811,250
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88)§	(B, B2)	03/15/16	7.750	803,094
					2,614,344
Media - Services (1.2%)
250	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(B-, Caa1)	08/15/18	10.000	249,063
450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	513,000
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $103.00)	(B-, B3)	12/15/13	12.000	416,000
875	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $101.23)§	(B, B1)	04/15/14	7.375	829,062
250	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB, Ba2)	06/15/16	9.500	268,750
					2,275,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel (0.5%)
$175	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	$875
675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	1,991
1,152	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	5.373	974,620
					977,486
Oil Field Equipment & Services (3.9%)
525	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)§	(BB, Ba2)	09/15/17	7.500	540,750
900	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(B+, B2)	02/15/15	7.750	913,500
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50)	(BB-, Ba3)	05/15/15	7.500	485,688
925	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)	(B-, Caa2)	01/15/15	12.250	672,937
525	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B-, B3)	01/15/16	9.500	534,187
250	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)§	(B+, Ba3)	09/01/17	8.000	245,313
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)§	(B+, Ba3)	12/01/14	6.125	336,875
600	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	636,000
350	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡§	(B-, B3)	12/15/16	9.500	309,750
775	Offshore Group Investments, Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $108.63)‡	(B-, B3)	08/01/15	11.500	817,625
400	Parker Drilling Co., Rule 144A, Senior Notes (Callable 04/01/14 @ $104.56)‡	(B+, B1)	04/01/18	9.125	408,000
825	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94)‡	(B, B3)	03/15/18	9.875	847,687
400	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	466,000
					7,214,312
Oil Refining & Marketing (1.6%)
175	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	185,500
1,325	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡§	(BB-, B3)	04/01/17	10.875	1,404,500
475	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)§	(BB+, Ba1)	06/01/19	9.750	524,875
875	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	835,625
					2,950,500
Packaging (2.3%)
400	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ $104.56)‡	(B-, B3)	10/15/20	9.125	400,000
765	Berry Plastics Corp., Global Secured Notes (Callable 09/15/11 @ $102.22)§	(CCC, Caa1)	09/15/14	8.875	747,787
375	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)§	(B, B1)	11/15/15	8.250	388,125
225	BWAY Holding Co., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $105.00)‡	(B-, B3)	06/15/18	10.000	244,688
800	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)§	(B-, Caa1)	10/15/14	9.875	834,000
750	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)‡	(B-, Caa1)	01/01/17	8.250	765,000
175	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/11 @ $102.31)‡	(B-, B3)	09/15/14	9.250	250,856

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging
$500	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡§	(BB-, B1)	10/15/16	7.750	$511,250
					4,141,706
Pharmaceuticals (0.3%)
338	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	345,385
230	Valeant Pharmaceuticals International, Global Company Guaranteed Notes (Callable 06/15/12 @ $104.19)	(BB-, Ba3)	06/15/16	8.375	267,950
					613,335
Printing & Publishing (1.5%)
875	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	873,906
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/10 @ $101.31)§	(B-, Caa1)	12/01/13	7.875	485,000
1,075	The Reader’s Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)#‡§	(B, B1)	02/15/17	9.500	1,072,313
235	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(BB-, Ba3)	03/01/15	8.250	247,925
					2,679,144
Real Estate Development & Management (0.5%)
1,025	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	943,000

Restaurants (0.7%)
800	CKE Restaurants, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/14 @ $105.69)‡§	(B, B2)	07/15/18	11.375	824,000
475	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B-, Caa1)	10/01/12	10.000	479,156
					1,303,156
Software/Services (2.8%)
1,500	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/11 @ $105.19)	(CCC+, Caa1)	03/15/16	10.375	1,545,000
875	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11 @ $103.42)§	(B-, Caa1)	08/15/15	10.250	925,313
475	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB, Ba1)	10/15/14	12.750	567,625
700	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	784,000
1,325	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	1,220,656
					5,042,594
Specialty Retail (1.3%)
525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	514,500
825	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(C, Caa3)	10/15/12	12.000	713,625
225	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $103.88)§	(B-, Caa1)	12/15/16	7.750	220,781
400	Susser Finance Corp., Global Company Guaranteed Notes (Callable 05/15/13 @ $104.25)§	(B+, B2)	05/15/16	8.500	418,000
400	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	415,000
					2,281,906
Steel Producers/Products (1.1%)
700	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	694,750
800	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	828,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Steel Producers/Products
$475	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.88)§	(B-, Caa1)	02/01/15	9.750	$486,875
					2,009,625
Support-Services (3.0%)
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	780,000
225	DynCorp International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/14 @ 105.19)‡§	(B, B1)	07/01/17	10.375	225,000
375	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B3)	03/15/17	9.750	401,250
800	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	730,000
325	Sotheby’s, Global Company Guaranteed Notes§	(BB-, Ba3)	06/15/15	7.750	340,438
450	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/13 @ $103.88)‡	(BB-, B1)	10/15/17	7.750	474,750
400	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)§	(CCC+, B3)	01/01/16	10.500	427,000
175	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $102.47)	(CCC+, B3)	09/01/14	9.875	180,906
775	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	833,125
450	Travelport, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/13 @ $104.50)‡	(CCC+, B3)	03/01/16	9.000	448,875
400	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)§	(CCC+, Caa1)	02/15/14	7.000	402,000
275	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B3)	06/15/16	10.875	311,781
					5,555,125
Telecom - Integrated/Services (3.5%)
425	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	04/15/20	8.500	471,219
475	Frontier Communications Corp., Senior Unsecured Notes§	(BB, Ba2)	10/01/18	8.125	521,312
974	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58)	(B-, B3)	12/15/14	10.750	1,008,090
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø#‡	(NR, NR)	01/15/15	6.034	8,750
700	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	728,000
300	Intelsat Jackson Holdings SA, Rule 144A, Senior Unsecured Notes (Callable 10/15/15 @ $103.63)‡	(B+, B3)	10/15/20	7.250	303,000
375	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96)§	(B+, B3)	01/15/15	8.875	390,000
775	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/01/14 @ $105.00)§	(CCC, Caa1)	02/01/18	10.000	701,375
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#	(CCC, Caa1)	02/15/15	4.344	142,625
725	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	743,125
875	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(B+, Ba2)	02/15/14	7.500	896,875
425	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	451,563
					6,365,934
Telecom - Wireless (2.6%)
600	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	624,000
200	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)§	(B+, Ba2)	05/15/16	7.750	213,250
1,050	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	1,151,062
1,950	Sprint Nextel Corp., Senior Unsecured Notes	(BB-, Ba3)	12/01/16	6.000	1,935,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Wireless
$600	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ $105.88)‡	(B+, B2)	07/15/17	11.750	$814,176
					4,737,863
Telecommunications Equipment (0.4%)
675	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	639,563

Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	11,263

Theaters & Entertainment (1.3%)
1,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	1,089,782
675	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	714,656
475	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/18	9.125	500,531
					2,304,969
Transportation - Excluding Air/Rail (1.4%)
1,125	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	1,153,125
975	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83)	(B+, B1)	12/15/13	8.500	994,500
450	Teekay Corp., Global Senior Unsecured Notes	(BB, B1)	01/15/20	8.500	492,188
					2,639,813
TOTAL CORPORATE BONDS (Cost $172,133,689)					174,550,348

BANK LOANS (2.4%)
Auto Parts & Equipment (0.7%)
1,500	Federal Mogul Corp.	(NR, NR)	12/27/14	2.226	1,321,875

Gaming (0.3%)
481	CCM Merger, Inc.	(NR, NR)	07/21/12	8.500	476,005

Metals & Mining - Excluding Steel (0.8%)
1,500	Global Brass and Copper, Inc.	(NR, NR)	08/19/15	10.250	1,470,000

Pharmaceuticals (0.2%)
317	Nycomed Holdings Aps	(NR, NR)	12/29/13	3.288	299,591

Telecommunications Equipment (0.4%)
916	Avaya, Inc.	(NR, NR)	10/24/14	2.912	811,501

TOTAL BANK LOANS (Cost $4,020,891)					4,378,972

Number of Shares

COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.0%)
1,219	Safelite Realty Corp.*^				0

Banks (0.3%)
12,186	CIT Group, Inc.*§				497,433

Building Materials (0.0%)
328	Nortek, Inc.*				12,808

Chemicals (0.0%)
4,893	Huntsman Corp.				56,563

Number of Shares				Value

COMMON STOCKS
Forestry & Paper (0.3%)
31,073	Smurfit-Stone Container Corp.*§			$570,811

Gaming (0.0%)
1,500	Progressive Gaming International Corp.*			4

Leisure (0.3%)
11,872	Six Flags Entertainment Corp.*			521,893

Media - Cable (0.0%)
7,500	Adelphia (Escrow Holding)*^			0
750,000	Adelphia Recovery Trust*^			0
				0
Printing & Publishing (0.0%)
10,652	Mail Well, Inc., Rule 144A*‡			53,580
888	SuperMedia, Inc.*§			9,386
				62,966
TOTAL COMMON STOCKS (Cost $3,819,583)				1,722,478

PREFERRED STOCKS (0.1%)
Banks (0.1%)
299	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡			269,165

Media - Broadcast (0.0%)
10,727	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A*‡			11

TOTAL PREFERRED STOCKS (Cost $61,053)				269,176

WARRANTS (0.0%)
Building Materials (0.0%)
864	Nortek, Inc., strike price $1.00, expires 12/07/14*§^			864

Media - Broadcast (0.0%)
12,259	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*‡			12

Printing & Publishing (0.0%)
3,871	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*^			0

TOTAL WARRANTS (Cost $864)				876

SHORT-TERM INVESTMENTS (30.9%)
55,313,260	State Street Navigator Prime Portfolio§§			55,313,260

Par (000)		Maturity	Rate%
$1,154	State Street Bank and Trust Co. Euro Time Deposit	10/01/10	0.010	1,154,000
TOTAL SHORT-TERM INVESTMENTS (Cost $56,467,260)				56,467,260

TOTAL INVESTMENTS AT VALUE (129.7%) (Cost $236,503,340)				237,389,110

LIABILITIES IN EXCESS OF OTHER ASSETS (-29.7%)				(54,400,872)

NET ASSETS (100.0%)				$182,988,238

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized (Depreciation)
Open Forward Foreign Currency Contracts
USD	2,710,364	EUR	2,129,500	10/15/10	$(2,710,364)	$(2,906,961)	$(196,597)

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR= Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $61,630,869 or 33.7% of net assets.

+	Step Bond — The interest rate is as of September 30, 2010 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2010.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$174,550,348	$—	$174,550,348
Bank Loans	—	4,378,972	—	4,378,972
Common Stocks	1,722,478	—	—	1,722,478
Preferred Stocks	269,165	11	—	269,176
Warrants	—	12	864	876
Short-Term Investments	55,313,260	1,154,000	—	56,467,260
Other Financial Instruments *
Forward Foreign Currency Contracts	—	(196,597)	—	(196,597)
	$57,304,903	$179,886,746	$864	$237,192,513

* Other financial instruments include futures, forwards and swap contracts.

As of September 30, 2010, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amount to less than 0.01% of net assets.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended September 30, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At September 30, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $236,503,340, $12,816,510, $(11,930,740) and $885,770, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2010